Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets

	December 31, 2025			December 31, 2024
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$406,606	$(336,621)	$69,985	$402,976	$(318,312)	$84,664
Patents	30,028	(13,717)	16,311	21,902	(11,726)	10,176
Trademarks and trade names	22,406	(19,062)	3,344	22,149	(17,957)	4,192
Customer relationships	103,084	(96,882)	6,202	102,560	(95,339)	7,221
	$562,124	$(466,282)	$95,842	$549,587	$(443,334)	$106,253

Schedule of estimated amortization expense relating to intangible assets

Estimated Amortization Expenses
Year ending December 31,	(U.S. $ in thousands)
2026	$22,763
2027	21,791
2028	17,555
2029	11,801
2030	11,123
2031 and thereafter	10,809
Total	$95,842